CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net income (loss)	$ 45,158	$ (1,605)	$ (16,166)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Recovery of previously provided allowances	0	0	(10)
Depreciation and amortization	25,994	22,957	17,535
Amortization of deferred fee income	0	0	(393)
Amortization of restricted stock	1,005	906	805
Gain on sale of partnership interests	(15,853)	0	0
Gain on sale of real estate assets	(46,477)	(15,005)	0
Loss on extinguishment of debt	4,547	0	0
Increase in straight line rent	(27)	(411)	(569)
Effect of deconsolidation of non-controlling interest	(1,692)	0	0
Increases and decreases from changes in other assets and liabilities:
(Increase) decrease in interest and dividends receivable	(2,380)	17	273
Increase in prepaid expenses	(278)	(93)	(548)
Increase in prepaid interest	0	(881)	(1,016)
Increase in deposits and escrows	(6,190)	(602)	(5,963)
Increase in accounts payable and accrued liabilities	4,897	1,739	7,416
Increase (decrease) in security deposits and other receivables	1,376	1,385	(6,199)
Net cash provided by (used in) operating activities	10,080	8,407	(4,835)
Cash flows from investing activities:
Collections from real estate loans	0	2,000	34,045
Additions to real estate loans	0	0	(5,533)
Loan loss recoveries	0	0	10
Additions to real estate properties	(302,628)	(84,295)	(205,220)
Net costs capitalized to real estate owned	(46,844)	(59,407)	(43,130)
Collection of loan fees	0	0	180
Purchase of non controlling interest	0	(4,679)	0
Proceeds from the sale of real estate owned	197,264	66,398	75
Proceeds from the sale of joint venture interests	19,242	0	0
Net cash used in investing activities	(135,783)	(67,388)	(219,324)
Cash flows from financing activities:
Proceeds from mortgages payable	267,788	98,907	170,767
Increase in other borrowed funds	6,001	0	0
Mortgage payoffs	(130,090)	(37,504)	0
Mortgage principal payments	(5,081)	(3,252)	(1,577)
Increase in deferred borrowing costs	(2,490)	(3,758)	(2,641)
Loss on extinguishment of debt	(4,547)	0	0
Capital contributions from non-controlling interests	33,613	11,973	22,062
Capital distributions to non-controlling interests	(32,826)	(12,588)	(3,318)
Proceeds from sale of New Markets Tax Credits	2,746	0	5,142
Repurchase of shares of beneficial interest	(2,115)	(2,422)	0
Net cash provided by financing activities	137,546	51,356	190,435
Net increase (decrease) in cash and cash equivalents	11,843	(7,625)	(33,724)
Cash and cash equivalents at beginning of year	15,556	23,181	56,905
Cash and cash equivalents at end of year	27,399	15,556	23,181
Supplemental disclosures of cash flow information:
Cash paid during the year for interest expense, including capitalized interest of $1,568, $2,602 and $1,310 in 2016, 2015 and 2014	27,680	24,324	19,700
Cash paid during the year for income and excise taxes	1,264	131	255
Acquisition of real estate through assumption of debt	16,051	45,129	28,615
Commercial/mixed use properties | Newark Joint Venture | Primary Beneficiary
Cash flows from investing activities:
Net change in restricted cash	(1,952)	9,558	6,444
Multi-family residential
Cash flows from investing activities:
Net change in restricted cash	$ (865)	$ 3,037	$ (6,195)